Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Assets Measured at Fair Value on a Recurring Basis

The following table summarizes the assets measured at fair value on a recurring basis in the accompanying consolidated balance sheet as of December 31, 2012:

	Fair Value Measurement as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$8,524	$21,535	$—	$30,059